SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

25.	SUBSEQUENT EVENTS

25.1	Purchase of Ross Lane, Oregon farm property

On January 12, 2024, the Company executed the option to purchase the Ross Lane outdoor farm property located in Central Point, Oregon for total consideration of $1,525,000.

25.2	New Jersey retail investment

On January 17, 2024, the Company announced that it formed GR Retail and signed a definitive agreement on January 16, 2024, to invest in and support Nile of NJ LLC, a company that is developing an adult-use dispensary in West New York, New Jersey. The investment is in the form of a secured note, in which the Company advanced $500,000 pursuant to this secured note on February 13, 2024. These retail operations will be supported with products from a cultivation facility under development.

25.3	Warrants Acceleration

On March 1, 2024, the Company announced it has accelerated the expiry date of an aggregate of 23,270,249 common share purchase warrants comprised of the December Warrants, July Warrants and August Warrants. The Company issued the notice of acceleration required by the warrant certificates governing these warrants on March 1, 2024, thereby accelerating the expiry date to 90 days from the date of notice. Should all these warrants be exercised, the Company would collect proceeds of approximately CAD$6.3 million.

25.4	Illinois Expansion

On March 5, 2024, the Company announced it signed a definitive agreement to form Rogue EBC, LLC, a joint venture with EBC Ventures. The joint venture has entered into a definitive agreement to acquire 100% of CannEquality, LLC, which holds a craft growers license with the Illinois Department of Agriculture. Grown Rogue will own 70% of the joint venture and has agreed to contribute up to US$6,000,000 to support the development of the facility. The joint venture agreement includes multiple purchase options, which ultimately give Grown Rogue the ability to acquire 100% of the membership interests of the joint venture.